Summary of Significant Accounting Policies and Organization (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 29, 2020	Oct. 23, 2020	Nov. 22, 2019	Oct. 31, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Reverse stock split, description	On December 29, 2020, the Company effected a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares. Pursuant to this reverse stock split, each four (4) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into one (1) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly did not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 724 shares of common stock have been issued due to rounding up of fractional shares.	The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split was made effective on December 29, 2020.	The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.	Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was made effective December 29, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000; all share and per share data has been retroactively adjusted for this reverse split for all period presented.	The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share	1-for-4 reverse split			9-for-10 reverse stock split.
Common stock, shares authorized	225,000,000					250,000,000	250,000,000		250,000,000	225,000,000
Increased in authorized shares of common stock due to adjusted for reverse split							250,000,000
Cash						$ 230,969	$ 230,969		$ 10,582
Cash equivalents
Restricted cash									$ 10,582
Debt instrument maturity date							Apr. 30, 2020		Apr. 30, 2020
Conversion of debt into common stock amount									$ 4,692
Share-settled debt obligation with a related party							$ 196,000
Accrued interest									6,981
Assets and liabilities measured at fair value
Income tax likelihood percentage							Greater than 50 percent		Greater than 50 percent
Inventory terms							3 years		3 years
Convertible Notes [Member]
Convertible notes outstanding						280,000	$ 280,000	280,000	$ 280,000
Convertible notes interest outstanding						$ 0	$ 0	$ 7,057
Debt instrument maturity date							Jun. 30, 2021		Jun. 30, 2021
Conversion of debt into common stock amount							$ 280,000		$ 286,981
Conversion of debt into common stock shares							96,924		397,359
Conversion price per share						$ 2.89	$ 2.89		$ 0.72
Accrued interest									$ 6,981
Warrant [Member]
Warrants outstanding							1,124,803	1,305,111	4,901,119	3,818,919
Weighted average, exercise price							$ 1.99	$ 2.16
Conversion of debt into common stock shares										30,016
Warrant [Member] | Minimum [Member]
Warrant exercise price						1.20	1.20	15.56	$ 0.30	$ 0.33
Warrant [Member] | Maximum [Member]
Warrant exercise price						$ 15.56	$ 15.56	$ 1.20	$ 3.89	$ 3.89
Patents and Trademarks [Member]
Estimated useful life of intangible asset							60 months		60 months
Equipment [Member]
Estimated useful life of assets							3 years		3 years
Automobile [Member]
Estimated useful life of assets							5 years		5 years
Furniture and Fixtures [Member]
Estimated useful life of assets							7 years		7 years